Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
15.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, restricted cash, accounts receivable trade, net, accrued charter revenue, investments in equity securities, investments in debt securities, equity investments, an investment in related party, derivative assets and amounts due from related party/(ies). The principal financial liabilities of the Company consist of accounts payable, accrued liabilities, amounts due to related party/(ies), derivative liabilities, long-term debt and financial liabilities.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, restricted cash, accounts receivable trade, net, amounts due from/to related party/(ies), accrued charter revenue, accounts payable and accrued liabilities: The carrying values reported in the accompanying unaudited condensed consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. Amounts due from and to related parties, accounts receivable trade, net, accrued charter revenue, accounts payable and accrued liabilities are considered Level 2 items of the fair value hierarchy.

Investment in equity securities: The carrying value reported in the accompanying unaudited condensed consolidated balance sheets for this financial instrument represents its fair value and is considered a Level 1 item of the fair value hierarchy as it is determined through quoted prices in an active market.

Investment in debt securities: The carrying amounts of investments in debt securities presented in the accompanying unaudited condensed consolidated balance sheets are reported at amortized cost for securities classified as held-to-maturity and at fair value for securities classified as trading. The fair value of the investment in debt securities (Note 13), is determined through Level 1 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as it is determined through quoted prices in an active market.
The fair value of the Company’s investment in debt securities at June 30, 2026 is as follows:

	Carrying amount	Fair value
Held to maturity debt securities	$2,753,103	$2,771,970
Trading debt securities	558,752	558,752
Total	$3,311,855	$3,330,722

Equity investments: The Company, through its majority-owned subsidiary MPC Capital, holds minority interests in entities that invest in vessels and renewable energy assets. If a quoted market price in an active market is not available, generally, net asset value (“NAV”) is applied, if applicable, as permitted under ASC 820. The NAV is determined based on third-party valuations of the underlying assets. These valuations typically employ income-based and market-based approaches, depending on the asset type. These investments are generally illiquid and the Company has no redemption rights. A sale of the investments is considered unlikely. While there is no active market for the Company’s ownership interests and NAV may not be immediately realizable through a sale of the shares, it is expected that the proceeds from the eventual sale of the underlying assets held by the investee entities will approximate the NAV attributed to the Company’s ownership interest. The fair value of the investment as of June 30, 2026, is considered to be equal to its carrying amount. As of June 30, 2025 and 2026, $0 and $69,829 of impairment losses were recognized, respectively, and are included in ‘Gain / (loss) on equity securities’ in the unaudited interim condensed consolidated statements of comprehensive income. The recorded impairment loss in the amount of $69,829 is attributable to the unwinding of investment structures.

Long-term debt and financial liabilities: The credit facilities discussed in Note 11 include both variable and fixed-rate loans. Variable-rate loans have a recorded value that is a reasonable estimate of their fair value due to their interest rates and are thus considered Level 2 items in accordance with the fair value hierarchy as EURIBOR and SOFR rates are observable at commonly quoted intervals for the full terms of the loans. The carrying value of financial liabilities with variable interest rates (obtained through Level 2 inputs of the fair value hierarchy) approximates the fair market value as the financial liabilities bear interest at floating interest rates.

Two of the term loans carry a fixed interest rate until 2032 and a variable interest rate based on EURIBOR thereafter. These were subject to fair value measurement as part of the acquisition price allocation and only minor changes in the market interest rates during the reporting period occurred. Their carrying amount is a reasonable estimate of the fair value.

Investment in related party: Investment in related party is initially measured at fair value which is deemed to be the cost, and subsequently assessed for the existence of any observable market for the Series A Preferred Shares and any observable price changes for identical or similar investments and the existence of any indications for impairment. Based on the Company’s assessment, no such case was identified as at June 30, 2026.

Derivative contracts – recurring measurements
The Company enters into forward and options agreements to hedge against foreign currency risks. Furthermore, the Company entered into interest rate swaps to mitigate the interest rate risk arising from variable interest rates on long-term debt. As of December 31, 2025 and June 30, 2026, derivatives can be analyzed as follows:

		Period ended June 30, 2026
		Derivatives assets		Derivatives liabilities
	Location	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting
Foreign exchange forwards & options	Current	$—	$—	$83,669	$5,825,450
Economic hedging
Foreign exchange forwards & options	Current	466,748	14,257,402	529,202	20,182,352
Interest rate swaps	Non-current assets	572,093	11,779,089	—	—
Total		$1,038,841	$26,036,491	$612,871	$26,007,802

		Year ended December 31, 2025
		Derivatives assets		Derivatives liabilities
	Location	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting
Foreign exchange forwards & options	Current	$235,260	$8,214,496	$—	$—
Economic hedging
Foreign exchange forwards & options	Current	310,370	16,815,826	185,327	5,264,389
Interest rate swaps	Non-current assets	710,802	12,147,018	—	—
Total		$1,256,432	$37,177,340	$185,327	$5,264,389

All of the derivative assets and liabilities are measured at fair value classified in Level 2 within the fair value hierarchy. Economic hedging refers to the use of derivatives to mitigate risk without applying hedge accounting. The amount reported in accumulated other comprehensive income at the reporting date will be reclassified into earnings within the next 12 months. During the six months ended June 30, 2025 and 2026, the following realized and unrealized gains and losses were recognized:

Realized and unrealized gains and losses	Period ended June 30, 2025	Period ended June 30, 2026
Realized gains and losses	$144,766	$168,834
Foreign exchange forwards & options	144,766	168,834
Unrealized gains and losses	44,584	51,253
Foreign exchange forwards & options	29,901	34,494
Interest rate swaps	14,682	16,759
Total gain/(loss)	$189,350	$220,087

Realized and unrealized gains and losses on foreign exchange forwards & options are included in Foreign exchange gains/(losses) in the unaudited interim condensed consolidated statement of comprehensive income. The unrealized gain on interest rate swaps is included in “Other, net” in the accompanying unaudited interim condensed consolidated statement of comprehensive income.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.